Stock-Based Compensation - Narrative (Details) $ in Millions			1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 16, 2021 tranche shares	Sep. 15, 2021 shares	Feb. 28, 2022 shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021	Jan. 31, 2021 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Aug. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							$ 24.5	$ 0.9		$ 123.6	$ 0.2
Founder grants, number of tranches | tranche	4
Founder grants, vesting percentage upon achievements		25.00%
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							19.1	0.2		$ 119.9	0.2
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							$ 5.7	0.1
Weighted-average period							2 years 3 months 18 days			2 years 7 months 6 days
Granted (in shares) | shares	20,009,224	20,009,224					1,462,209			46,283,741
Holders ownership once grants are fully vested	18.00%	18.00%
Milestone achievement period	7 years	7 years
Founder grants, number of tranches | tranche	4
Vested (in shares) | shares							300,014			10,596,167
Share-based payment arrangement, nonvested award, cost not yet recognized, amount				$ 322.3			$ 300.1			$ 322.3
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							16.0
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							1.0	$ 0.9		3.4	0.1
Unvested stock options				13.6			$ 12.7			$ 13.6
Weighted-average period							1 year 3 months 18 days			1 year 6 months
Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock and warrants for services or claims										$ 0.5	0.0
Stock-based compensation expense, cost not yet recognized				$ 0.5						$ 0.5
Cost net yet recognized, period for recognition										10 months 24 days
Non-employee Restricted Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock and warrants for services or claims										$ 1.6	$ 0.0
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares	10,004,612
Common Class B | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares							5,002,306			5,002,306
Common Class B | Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense										$ 118.1
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio			1	1
2021 Plan | Cliff Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year							1 year
2021 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares			1,462,209	6,265,293
Vested (in shares) | shares	10,004,612
2021 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			3 years	3 years
Award vesting rights, percentage			33.00%							25.00%
2021 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years	4 years
Award vesting rights, percentage			25.00%							33.00%
2021 Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares) | shares							3,255,791					7,453,588
Percentage of outstanding stock maximum					2.00%				2.00%
Base number of options issuable (in shares) | shares				22,360,764						22,360,764
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares						1,277,622